DEBT - Narrative (Details)		1 Months Ended	3 Months Ended	7 Months Ended	12 Months Ended
	Nov. 17, 2020 USD ($)	Nov. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	May 26, 2020	May 14, 2020 USD ($) debtInstrument	Mar. 24, 2016 USD ($) $ / shares
Debt Instrument [Line Items]
Proceeds from issuance of notes and warrants				$ 12,700,000
Proceeds from issuance of notes and warrants, related party				8,500,000
Proceeds from debt					$ 12,994,000	$ 0
Repayment of debt					14,134,000	$ 0
Convertible promissory note due March 2021 | Convertible Subordinated Debt
Debt Instrument [Line Items]
Debt instrument, term									5 years
Principal amount									$ 10,000,000.0
Convertible debt instrument, conversion price (in dollars per share) | $ / shares									$ 91.02
Debt instrument, interest rate									6.00%
Short-term note due May 2021 | Convertible Debt
Debt Instrument [Line Items]
Debt instrument, interest rate							10.00%
Proceeds from debt			$ 4,500,000
Principal and interest converted to common stock	$ 13,100,000
PPP loan
Debt Instrument [Line Items]
Debt instrument, decrease, forgiveness		$ 200,000
PPP loan | Notes Payable to Banks
Debt Instrument [Line Items]
Principal amount								$ 300,000
Number of debt instruments | debtInstrument								2
MYOS Promissory Note | Other Payables
Debt Instrument [Line Items]
Principal amount	3,000,000.0
Repayment of debt	$ 1,000,000
Debt balance			$ 2,000,000.0	$ 2,000,000.0	$ 2,000,000.0
MYOS Promissory Note | Other Payables | Tranche 1
Debt Instrument [Line Items]
Debt balance due, term	6 months
MYOS Promissory Note | Other Payables | Tranche 2
Debt Instrument [Line Items]
Debt balance due, term	1 year